Deposits by Customers	6 Months Ended
Jun. 30, 2021
Deposits from customers [abstract]
Deposits by Customers
19. DEPOSITS BY CUSTOMERS

	30 June 2021	31 December 2020
	£m	£m
Demand and time deposits(1)	185,179	185,879
Amounts due to other Santander UK Group Holdings plc subsidiaries	67	59
Amounts due to Santander UK Group Holdings plc(2)	6,912	7,883
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,159	1,314
	193,317	195,135
(1)Includes equity index-linked deposits of £578m (2020: £577m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £578m and £2m (2020: £577m and £2m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.